SCHEDULE OF RECOGNIZED IDENTIFIED ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details)	Dec. 31, 2021 USD ($)
Business Combination and Asset Acquisition [Abstract]
Account and other receivables	$ 305,866
Inventories	79,332
Other net assets	(12,884)
Distribution channel	3,145,260
Due to related party	(135,080)
Noncontrolling interest	(549,033)
Goodwill	6,940,530
Total purchase price	$ 9,773,991